Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,956,813)	$ (5,380,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	97,515	99,795
Share based compensation	228,291	219,975
Gain on cancellation of liability to issue common shares	(41,250)
Amortization of debt discount	217,962	753,736
Loss on accrued compensation extinguishment	668,667
Penalties on note payable, recorded in note principal	792,757
Impairment of intangible assets		3,800
Changes in operating assets and liabilities
(Increase) decrease in prepaid expenses	(46,551)	58,642
(Decrease) increase in liability to issue common stock		38,234
Increase in accounts payable and accrued expenses	1,552,837	2,706,799
Net cash used in operating activities	(486,585)	(1,499,434)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(14,041)	(76,905)
Net cash used in investing activities	(14,041)	(76,905)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for issuance of Series B preferred stock	435,250	116,000
Decrease in stock subscription receivable		25,000
Cash received for exercise of warrants	107,078	152,390
Increase in deferred offering costs	(78,970)	(398,618)
Cash received from notes payable - related party	35,000
Cash received from third party notes payable		1,069,972
Net cash provided by financing activities	498,358	964,744
Net (decrease) increase in cash	(2,268)	(611,595)
CASH, beginning of year	58,668	670,263
CASH, end of year	56,400	58,668
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	115,136	124,886
Income taxes paid in cash
Non-Cash Investing and Financing Activities:
Common shares issued upon conversion of preferred stock	3,626,325
Warrants issued as debt discount		698,812
Series C preferred stock deemed dividend	1,860,440	88,269
Common shares issued to settle accrued compensation	1,411,333
Common stock issued to settle liability to issue	10,200
Preferred stock Series B and warrant exercise subscriptions receivable	115,625
Common stock and options granted for prepaid services	$ 385,875